TETON Westwood Mighty Mites Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 99 .0%
Aerospace and Defense — 2 .0%
116,700 Allient Inc. .......................................................... $ 2,949,009
87,000 Avio SpA ............................................................ 1,108,754
96,500 Innovative Solutions and Support Inc. † ........... 579,000
6,700 Kratos Defense & Security Solutions Inc. † ...... 134,067
60,300 Park Aerospace Corp. ........................................ 824,904
5,595,734
Agriculture — 1 .2%
215 J.G. Boswell Co. .................................................. 121,475
150,800 Limoneira Co. .................................................... 3,138,148
65,000 S&W Seed Co. † .................................................. 23,400
3,283,023
Automotive — 1 .6%
10,000 Rush Enterprises Inc. , Cl. A .............................. 418,700
78,700 Rush Enterprises Inc. , Cl. B ............................... 3,088,188
47,500 Wabash National Corp. ..................................... 1,037,400
4,544,288
Automotive: Parts and Accessories — 2 .3%
210,628 Commercial Vehicle Group Inc. † ...................... 1,032,077
37,000 Dana Inc. ............................................................ 448,440
50,000 Garrett Motion Inc. † .......................................... 429,500
5,000 Modine Manufacturing Co. † ............................ 500,950
10,500 Motorcar Parts of America Inc. † ....................... 64,785
80,000 Puradyn Filter Technologies Inc. † .................... 0
38,700 Standard Motor Products Inc. .......................... 1,073,151
112,560 Strattec Security Corp. † ..................................... 2,814,000
20,500 Titan International Inc. † .................................... 151,905
6,514,808
Aviation: Parts and Services — 5 .2%
191,000 Astronics Corp. † ................................................ 3,825,730
23,896 Astronics Corp. , Cl. B † ...................................... 480,310
157,300 Ducommun Inc. † ............................................... 9,132,838
60,000 Heroux-Devtek Inc. † ......................................... 1,092,065
14,530,943
Broadcasting — 1 .4%
160,000 Beasley Broadcast Group Inc. , Cl. A † ............... 105,200
10,000 Corus Entertainment Inc. , Cl. B ........................ 1,096
30,280 Dish TV India Ltd. , GDR † ................................. 3,028
248,240 Gray Television Inc. ........................................... 1,290,848
87,000 Gray Television Inc. , Cl. A ................................ 786,480
32,000 Sinclair Inc. ......................................................... 426,560
131,200 Townsquare Media Inc. , Cl. A .......................... 1,437,952
4,051,164
Building and Construction — 4 .0%
59,059 Armstrong Flooring Inc. † .................................. 12
68,700 Gibraltar Industries Inc. † .................................. 4,709,385
5,000 Granite Construction Inc. .................................. 309,850
2,200 Herc Holdings Inc. ............................................. 293,238
7,000 MYR Group Inc. † ............................................... 949,970
26,055 The Monarch Cement Co. ................................. 5,080,725
11,343,180
Business Services — 2 .0%
36,900 Du-Art Film Laboratories Inc. † (a) .................... 159,998
4,100 Du-Art Film Laboratories Inc. † (a) .................... 17,778
3,000 ICF International Inc. ........................................ 445,380
31,000 OPENLANE Inc. † .............................................. 514,290
2,298,900 Trans-Lux Corp. † (b) .......................................... 2,183,955
35,000 Viad Corp. † ........................................................ 1,190,000
Shares
Market
Value
42,000 Willdan Group Inc. † .......................................... $ 1,211,700
5,723,101
Communications — 0 .2%
24,000 Comtech Telecommunications Corp. † ............. 72,720
40,000 Ooma Inc. † ......................................................... 397,200
469,920
Communications Equipment — 0 .7%
53,000 Anterix Inc. † ....................................................... 2,098,270
Computer Software and Services — 1 .6%
534,000 Alithya Group Inc. , Cl. A † ................................ 843,720
124,000 American Software Inc. , Cl. A .......................... 1,132,120
4,000 Cardlytics Inc. † .................................................. 32,840
45,000 DHI Group Inc. † ................................................ 94,050
10,000 Digi International Inc. † ..................................... 229,300
10,000 Materialise NV , ADR † ....................................... 50,100
130,000 Mitek Systems Inc. † ........................................... 1,453,400
24,600 Playstudios Inc. † ................................................ 50,922
1,000 Red Violet Inc. † .................................................. 25,400
1,000 Tyler Technologies Inc. † .................................... 502,780
4,414,632
Consumer Products — 2 .4%
20,000 Acme United Corp. ............................................ 701,400
10,000 Bassett Furniture Industries Inc. ....................... 142,100
25,000 Glatfelter Corp. † ................................................ 34,750
770,000 Goodbaby International Holdings Ltd. † .......... 47,823
5,000 Johnson Outdoors Inc. , Cl. A ............................ 174,900
209,000 Lifetime Brands Inc. .......................................... 1,795,310
278,000 Marine Products Corp. ...................................... 2,807,800
6,500 MarineMax Inc. † ................................................ 210,405
10,500 Oil-Dri Corp. of America .................................. 672,945
5,700 PC Group Inc. † (a) .............................................. 1
2,200,000 Playmates Holdings Ltd. ................................... 154,948
6,742,382
Consumer Services — 0 .7%
163,000 1-800-Flowers.com Inc. , Cl. A † ......................... 1,551,760
63,400 Bowlin Travel Centers Inc. † .............................. 261,525
3,500 Carriage Services Inc. ........................................ 93,940
1,907,225
Diversified Industrial — 12 .3%
179,000 American Outdoor Brands Inc. † ....................... 1,611,000
132,000 Ampco-Pittsburgh Corp. † ................................. 101,640
197,100 Burnham Holdings Inc. , Cl. A (b) ...................... 2,532,735
40,700 Columbus McKinnon Corp. .............................. 1,405,778
179,500 Distribution Solutions Group Inc. † .................. 5,385,000
100,500 Graham Corp. † .................................................. 2,830,080
1,000 Griffon Corp. ...................................................... 63,860
17,000 Haulotte Group SA † .......................................... 53,162
700 Hyster-Yale Inc. .................................................. 48,811
303,500 Intevac Inc. † ....................................................... 1,171,510
7,000 John Bean Technologies Corp. .......................... 664,790
164,337 L.B. Foster Co. , Cl. A † ........................................ 3,536,532
6,500 MSA Safety Inc. .................................................. 1,219,985
443,000 Myers Industries Inc. ......................................... 5,927,340
182,500 Park-Ohio Holdings Corp. ................................ 4,724,925
19,300 RWC Inc. † ........................................................... 28,950
6,400 Standex International Corp. .............................. 1,031,360
12,500 Steel Partners Holdings LP † ............................. 465,359
123,000 Tredegar Corp. ................................................... 589,170

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
103,000 Twin Disc Inc. .................................................... $ 1,213,340
34,605,327
Educational Services — 0 .4%
79,500 Universal Technical Institute Inc. † ................... 1,250,535
Electronics — 6 .4%
92,000 Arlo Technologies Inc. † ..................................... 1,199,680
4,050 Badger Meter Inc. .............................................. 754,717
34,660 Bel Fuse Inc. , Cl. A ............................................. 2,804,341
87,500 CTS Corp. ........................................................... 4,430,125
54,000 Daktronics Inc. † ................................................. 753,300
30,000 IMAX Corp. † ...................................................... 503,100
30,700 Kimball Electronics Inc. † ................................... 674,786
3,000 Mesa Laboratories Inc. ...................................... 260,310
3,190 Methode Electronics Inc. ................................... 33,017
5,000 Napco Security Technologies Inc. ..................... 259,750
52,000 Stoneridge Inc. † ................................................. 829,920
56,000 Ultra Clean Holdings Inc. † ............................... 2,744,000
111,000 Ultralife Corp. † .................................................. 1,178,820
52,012 Vishay Precision Group Inc. † ........................... 1,583,245
18,009,111
Energy and Utilities: Natural Gas — 0 .7%
90,010 RGC Resources Inc. ........................................... 1,840,704
3,500 Unitil Corp. ........................................................ 181,265
2,021,969
Energy and Utilities: Services — 0 .5%
200,000 Alvopetro Energy Ltd. ...................................... 687,109
24,000 Dawson Geophysical Co. .................................. 46,800
4,500 Dril-Quip Inc. † ................................................... 83,700
58,000 RPC Inc. .............................................................. 362,500
6,500 Subsea 7 SA , ADR .............................................. 122,590
1,302,699
Energy and Utilities: Water — 1 .9%
31,820 Artesian Resources Corp. , Cl. A ....................... 1,118,791
9,000 Cadiz Inc. † .......................................................... 27,810
21,300 California Water Service Group ....................... 1,032,837
43,900 Consolidated Water Co. Ltd. ............................ 1,165,106
29,200 Energy Recovery Inc. † ....................................... 388,068
5,000 Middlesex Water Co. ......................................... 261,300
37,660 The York Water Co. ............................................ 1,396,810
5,390,722
Entertainment — 0 .5%
43,307 Borussia Dortmund GmbH & Co. KGaA † ....... 163,720
1,500 Canterbury Park Holding Corp. ....................... 32,760
53,000 Sportech plc ........................................................ 56,278
10,400 TKO Group Holdings Inc. ................................. 1,123,096
1,375,854
Environmental Control — 0 .8%
18,000 Casella Waste Systems Inc. , Cl. A † ................... 1,785,960
15,000 Primo Water Corp. ............................................. 327,900
2,113,860
Equipment and Supplies — 5 .8%
9,500 AZZ Inc. ............................................................. 733,875
117,700 Core Molding Technologies Inc. † ..................... 1,876,138
16,700 Federal Signal Corp. .......................................... 1,397,289
23,500 Interpump Group SpA ...................................... 1,043,941
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 285,053
Shares
Market
Value
50,000 Pitney Bowes Inc. ............................................... $ 254,000
254,350 The Eastern Co. .................................................. 6,478,294
68,000 The Gorman-Rupp Co. ...................................... 2,496,280
17,500 The Manitowoc Co. Inc. † .................................. 201,775
86,300 Titan Machinery Inc. † ........................................ 1,372,170
32,500 TransAct Technologies Inc. † ............................. 122,525
16,261,340
Financial Services — 13 .9%
2,000 Ameris Bancorp ................................................. 100,700
20,000 Atlantic American Corp. ................................... 33,800
27,500 Atlantic Union Bankshares Corp. ..................... 903,375
10,000 Bank7 Corp. ........................................................ 313,000
9,660 Berkshire Hills Bancorp Inc. ............................. 220,248
2,000 Burke & Herbert Financial Services Corp. ....... 101,960
7,200 Cadence Bank .................................................... 203,616
79,800 Capital City Bank Group Inc. ........................... 2,269,512
5,500 Capitol Federal Financial Inc. ........................... 30,195
14,000 Citizens & Northern Corp. ................................ 250,460
5,000 ConnectOne Bancorp Inc. ................................. 94,450
19,600 Crazy Woman Creek Bancorp Inc. † ................. 490,000
3,000 Eagle Bancorp Inc. ............................................. 56,700
749 Farmers & Merchants Bank of Long Beach ..... 3,520,300
40,000 Farmers National Banc Corp. ........................... 499,600
20,000 First Internet Bancorp ........................................ 540,400
374,500 Flushing Financial Corp. ................................... 4,924,675
74,000 FNB Corp. .......................................................... 1,012,320
32,116 FS Bancorp Inc. .................................................. 1,170,628
10 Guaranty Corp. , Cl. A † (a) ................................. 55,000
15,000 Hanover Bancorp Inc. ........................................ 247,500
10,000 HomeStreet Inc. ................................................. 114,000
9,030 Hope Bancorp Inc. ............................................. 96,982
71,791 I3 Verticals Inc. , Cl. A † ...................................... 1,585,145
17,000 ICC Holdings Inc. † ............................................ 384,710
40,000 KKR & Co. Inc. ................................................... 4,209,600
70,000 Legacy Housing Corp. † ..................................... 1,605,800
700 LendingTree Inc. † .............................................. 29,113
88,000 Medallion Financial Corp. ................................ 675,840
4,197 Northrim BanCorp Inc. ..................................... 241,915
8,500 Pacific Premier Bancorp Inc. ............................. 195,245
15,000 Primis Financial Corp. ....................................... 157,200
30,530 Renasant Corp. ................................................... 932,386
31,300 Sandy Spring Bancorp Inc. ................................ 762,468
3,000 Seacoast Banking Corp. of Florida ................... 70,920
3,600 Security National Corp. ..................................... 507,600
68,500 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 1,067,915
36,000 Southern First Bancshares Inc. † ........................ 1,052,640
6,000 Southside Bancshares Inc. ................................. 165,660
7,900 SouthState Corp. ................................................ 603,718
21,500 Sprott Inc. ........................................................... 891,558
63,500 Stellar Bancorp Inc. ............................................ 1,457,960
4,500 Territorial Bancorp Inc. ..................................... 36,450
5,500 Thomasville Bancshares Inc. ............................. 356,950
4,500 Towne Bank ....................................................... 122,715
10,010 TrustCo Bank Corp. NY .................................... 287,988
8,000 United Bankshares Inc. ..................................... 259,520
44,000 Valley National Bancorp ................................... 307,120
31,800 Value Line Inc. ................................................... 1,369,626
40,410 Washington Trust Bancorp Inc. ........................ 1,107,638
63,000 Waterstone Financial Inc. .................................. 805,770
75,000 Western New England Bancorp Inc. ................ 516,000

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
90,000 Wright Investors' Service Holdings Inc. † ........ $ 14,400
39,030,991
Food and Beverage — 2 .9%
79,150 Andrew Peller Ltd. , Cl. A .................................. 221,010
15,000 BellRing Brands Inc. † ........................................ 857,100
1,900 Bridgford Foods Corp. † .................................... 19,076
52,000 Calavo Growers Inc. .......................................... 1,180,400
5,000 ChromaDex Corp. † ............................................ 13,650
120,000 Corby Spirit and Wine Ltd. , Cl. A .................... 1,137,678
295,000 Crimson Wine Group Ltd. † .............................. 1,761,150
457,809 Farmer Brothers Co. † ........................................ 1,226,928
1,350 Hanover Foods Corp. , Cl. A .............................. 85,050
450 Hanover Foods Corp. , Cl. B .............................. 27,774
41,200 Iwatsuka Confectionery Co. Ltd. ...................... 666,308
800 J & J Snack Foods Corp. ..................................... 129,896
11,800 Lifeway Foods Inc. † ........................................... 150,686
4,600 Scheid Vineyards Inc. , Cl. A † ............................ 34,615
4,000 T. Hasegawa Co. Ltd. ........................................ 83,287
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 283,419
207,400 Vitasoy International Holdings Ltd. ................ 156,698
23,000 Willamette Valley Vineyards Inc. † .................... 90,390
8,125,115
Health Care — 4 .2%
52,000 Accuray Inc. † ..................................................... 94,640
5,500 Boiron SA ........................................................... 184,659
9,000 CareDx Inc. † ....................................................... 139,770
2,500 Collegium Pharmaceutical Inc. † ....................... 80,500
116,660 Cutera Inc. † ........................................................ 176,157
37,142 Electromed Inc. † ................................................ 558,244
59,200 Exelixis Inc. † ...................................................... 1,330,224
195,000 InfuSystem Holdings Inc. † ................................ 1,331,850
5,500 LeMaitre Vascular Inc. ....................................... 452,540
192,860 Neogen Corp. † ................................................... 3,014,402
55,500 NeoGenomics Inc. † ............................................ 769,785
18,000 Neuronetics Inc. † ............................................... 32,400
1,500 Omnicell Inc. † .................................................... 40,605
150,000 OPKO Health Inc. † ............................................ 187,500
21,000 Option Care Health Inc. † .................................. 581,700
20,700 Orthofix Medical Inc. † ....................................... 274,482
2,500 QuidelOrtho Corp. † .......................................... 83,050
1,100 STERIS plc .......................................................... 241,494
26,500 SurModics Inc. † ................................................. 1,114,060
65,261 United-Guardian Inc. ........................................ 583,433
1,000 Utah Medical Products Inc. ............................... 66,810
2,500 Zealand Pharma A/S † ........................................ 320,402
11,658,707
Hotels and Gaming — 5 .3%
1,944 Bally's Corp. † ..................................................... 23,270
16,500 Caesars Entertainment Inc. † ............................. 655,710
900 Churchill Downs Inc. ........................................ 125,640
1,211,119 Full House Resorts Inc. † .................................... 6,055,595
95,000 Gambling.com Group Ltd. † .............................. 780,900
20,000 Genius Sports Ltd. † ........................................... 109,000
114,200 Golden Entertainment Inc. ................................ 3,552,762
243,000 Inspired Entertainment Inc. † ............................ 2,223,450
32,300 PlayAGS Inc. † .................................................... 371,450
10,900 Rush Street Interactive Inc. † ............................. 104,531
70,000 The Marcus Corp. .............................................. 795,900
14,798,208
Shares
Market
Value
Machinery — 5 .5%
139,000 Astec Industries Inc. .......................................... $ 4,122,740
4,400 DMG Mori AG ................................................... 206,865
426,000 Gencor Industries Inc. † ..................................... 8,238,840
13,500 Tennant Co. ........................................................ 1,328,940
13,320 The Middleby Corp. † ........................................ 1,633,165
15,530,550
Manufactured Housing and Recreational Vehicles — 1 .9%
400 Cavco Industries Inc. † ....................................... 138,468
100,860 Nobility Homes Inc. .......................................... 3,030,843
14,700 Skyline Champion Corp. † ................................. 995,925
23,800 Winnebago Industries Inc. ................................ 1,289,960
5,455,196
Metals and Mining — 0 .1%
18,000 Osisko Gold Royalties Ltd. ............................... 280,516
400,000 Tanami Gold NL † .............................................. 8,272
288,788
Paper and Forest Products — 0.0%
50 Keweenaw Land Association Ltd. † .................. 1,510
Publishing — 0 .5%
9,000 DallasNews Corp. .............................................. 32,310
26,000 Lee Enterprises Inc. † ......................................... 288,860
338,600 The E.W. Scripps Co. , Cl. A † ............................. 1,063,204
1,384,374
Real Estate — 2 .1%
112,000 AmBase Corp. † .................................................. 29,120
115,800 Capital Properties Inc. , Cl. A ............................ 1,175,370
28,000 DREAM Unlimited Corp. , Cl. A ....................... 402,178
38,000 FRP Holdings Inc. † ............................................ 1,083,760
21,456 Gyrodyne LLC † ................................................. 174,223
6,025 Holobeam Inc. † .................................................. 198,825
211,800 Reading International Inc. , Cl. A † .................... 300,756
74,400 Reading International Inc. , Cl. B † ..................... 996,960
2,508 Royalty LLC † (a) ................................................. 765
91,000 Tejon Ranch Co. † ............................................... 1,552,460
50,000 Trinity Place Holdings Inc. † ............................. 5,850
5,920,267
Restaurants — 4 .2%
55,000 Denny's Corp. † .................................................. 390,500
168,338 Nathan's Famous Inc. ........................................ 11,409,950
11,800,450
Retail — 1 .0%
16,000 Big 5 Sporting Goods Corp. .............................. 47,360
1,000 Ingles Markets Inc. , Cl. A .................................. 68,610
24,000 Lands' End Inc. † ................................................ 326,160
24,100 Movado Group Inc. ........................................... 599,126
16,000 Natural Grocers by Vitamin Cottage Inc. ........ 339,200
67,000 Sportsman's Warehouse Holdings Inc. † .......... 161,470
45,000 Village Super Market Inc. , Cl. A ....................... 1,188,450
2,730,376
Semiconductors — 0 .2%
83,427 SkyWater Technology Inc. † ............................... 638,217
Specialty Chemicals — 2 .2%
34,200 Hawkins Inc. ...................................................... 3,112,200
5,000 Minerals Technologies Inc. ................................ 415,800
98,000 Navigator Holdings Ltd. ................................... 1,711,080
10,800 Neo Performance Materials Inc. ....................... 65,129
66,900 The General Chemical Group Inc. † (a) ............. 0

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
183,285 Treatt plc ............................................................. $ 995,111
6,299,320
Telecommunications — 0 .4%
36,000 A10 Networks Inc. ............................................. 498,600
10,000 Frequency Electronics Inc. † .............................. 91,100
295,734 INNOVATE Corp. † ............................................ 178,801
2,306 NETGEAR Inc. † ................................................. 35,282
30,000 Nuvera Communications Inc. ........................... 264,000
800 Preformed Line Products Co. ........................... 99,632
2,200 Shenandoah Telecommunications Co. ............. 35,926
1,203,341
TOTAL COMMON STOCKS ......................... 278,415,497
PREFERRED STOCKS — 0 .1%
Automotive: Parts and Accessories — 0 .1%
6,300 Jungheinrich AG ................................................ 207,537
RIGHTS — 0.0%
Energy and Utilities: Services — 0.0%
85,500 Pineapple Energy Inc. , CVR † ............................ 90,219
Health Care — 0.0%
25,000 Paratek Pharmaceuticals Inc. , CVR † ................ 500
Metals and Mining — 0.0%
60,000 Pan American Silver Corp. , CVR † .................... 27,756
TOTAL RIGHTS ............................................... 118,475
WARRANTS — 0.0%
Diversified Industrial — 0.0%
47,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † ..... 2,350
Health Care — 0.0%
8,737 Option Care Health Inc. , Cl. A , expire
06/30/25 † ......................................................... 18,331
8,737 Option Care Health Inc. , Cl. B , expire
06/20/25 † ......................................................... 9,535
27,866
TOTAL WARRANTS ....................................... 30,216
TOTAL MISCELLANEOUS
INVESTMENTS — 0 .9% (c) .......................... 2,389,011
TOTAL INVESTMENTS — 100.0%
(Cost $ 176,629,287 ) ......................................... $ 281,160,736
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt